FAIR VALUE - Schedule of company's assets that are measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and marketable securities held in Trust Account	$ 16,182,549	$ 175,952,082
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	16,182,549	175,952,082
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability	1,293,750
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 1,230,000	4,182,000
Level 3 | Recurring | Public Warrants
Liabilities:
Warrant liability		$ 4,398,750